Document and Entity Information	Aug. 09, 2019
Cover [Abstract]
Entity Registrant Name	CHART INDUSTRIES INC
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0000892553
Document Type	8-K/A
Document Period End Date	Aug. 09, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-11442
Entity Tax Identification Number	34-1712937
Entity Address, Address Line One	3055 Torrington Drive
Entity Address, City or Town	Ball Ground
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30107
City Area Code	(770)
Local Phone Number	721-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GTLS
Entity Emerging Growth Company	false
Amendment Description	On August 15, 2019, Chart Industries, Inc. (the “Company”) filed a Form 8-K (the “Original 8-K”) reporting under Item 5.02(c) the appointment of John Bishop as the Company’s Chief Operating Officer. At the time of this action, the Company disclosed that the compensation arrangements for Mr. Bishop had not yet been finalized. This Current Report on Form 8-K/A is being filed solely for the purpose of amending the Original 8-K to provide a description of Mr. Bishop’s compensation arrangements, including a description of the Employment Agreement entered into with Mr. Bishop effective August 21, 2019.